4. Cash and cash equivalents (Details Narrative)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents Details Narrative Abstract
Return rate on cash and cash equivalent	100.27%	100.92%